BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014
OTHER ASSETS
Cash and cash equivalents	$ 1,682,834	$ 1,095,990
Other assets	2,200	2,200
Assets	1,685,034	1,098,190
LIABILITIES
Accounts payable and accrued expenses	12,600	7,600
Accounts payable - affiliates	15,075,966	18,642,893
Capital contributions payable	169,974	169,974
Liabilities	15,258,540	18,820,467
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(12,058,821)	(16,166,104)
General partner	(1,514,685)	(1,556,173)
Partners' Capital (Deficit)	(13,573,506)	(17,722,277)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,685,034	1,098,190
Series Seven [Member]
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
Assets	0	0
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners' Capital (Deficit)	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	0
Series Nine [Member]
OTHER ASSETS
Cash and cash equivalents	163,039	120,474
Other assets	0	0
Assets	163,039	120,474
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	6,548,768	6,476,381
Capital contributions payable	0	0
Liabilities	6,548,768	6,476,381
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(5,987,034)	(5,957,510)
General partner	(398,695)	(398,397)
Partners' Capital (Deficit)	(6,385,729)	(6,355,907)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	163,039	120,474
Series Ten [Member]
OTHER ASSETS
Cash and cash equivalents	205,732	146,318
Other assets	0	0
Assets	205,732	146,318
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,503,758	1,789,031
Capital contributions payable	0	0
Liabilities	1,503,758	1,789,031
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,090,133)	(1,431,373)
General partner	(207,893)	(211,340)
Partners' Capital (Deficit)	(1,298,026)	(1,642,713)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	205,732	146,318
Series Eleven [Member]
OTHER ASSETS
Cash and cash equivalents	211,756	156,017
Other assets	0	0
Assets	211,756	156,017
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	614,049	1,066,642
Capital contributions payable	0	0
Liabilities	614,049	1,066,642
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(183,585)	(686,834)
General partner	(218,708)	(223,791)
Partners' Capital (Deficit)	(402,293)	(910,625)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	211,756	156,017
Series Twelve [Member]
OTHER ASSETS
Cash and cash equivalents	160,021	297,212
Other assets	0	0
Assets	160,021	297,212
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,149,077	3,275,921
Capital contributions payable	9,241	9,241
Liabilities	3,158,318	3,285,162
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(2,717,184)	(2,706,940)
General partner	(281,113)	(281,010)
Partners' Capital (Deficit)	(2,998,297)	(2,987,950)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	160,021	297,212
Series Fourteen [Member]
OTHER ASSETS
Cash and cash equivalents	942,286	375,969
Other assets	2,200	2,200
Assets	944,486	378,169
LIABILITIES
Accounts payable and accrued expenses	12,600	7,600
Accounts payable - affiliates	3,260,314	6,034,918
Capital contributions payable	160,733	160,733
Liabilities	3,433,647	6,203,251
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,996,379)	(5,298,941)
General partner	(492,782)	(526,141)
Partners' Capital (Deficit)	(2,489,161)	(5,825,082)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 944,486	$ 378,169